Label	Element	Value
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	99.70%
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	14.20%
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.10%
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(9.30%)
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(4.70%)